Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		PIPE Investors	Gores Guggenheim, Inc.	Share capital	Share capital PIPE Investors	Share capital Gores Guggenheim, Inc.	Other contributed capital	Other contributed capital PIPE Investors	Other contributed capital Gores Guggenheim, Inc.	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2020	$ (603,183)				$ (1,318,752)			$ 0			$ (16,365)	$ 731,934
Net loss	969,298	[1]										969,298
Other comprehensive loss - (Restated)	32,318	[1]									32,318
Comprehensive loss	1,001,616	[1]			0			0			32,318	969,298
Issuance of Convertible Notes	(35,231)							(35,231)
Issuance of shares	(547,157)				(547,157)
Ending balance at Dec. 31, 2021	(183,955)				(1,865,909)			(35,231)			15,953	1,701,232
Net loss	477,455	[1]										477,455
Other comprehensive loss - (Restated)	(180)	[1]									(180)
Comprehensive loss	477,275	[1]			0			0			(180)	477,455
Merger with Gores Guggenheim Inc.	0
Issuance of Convertible Notes	(1,512)				1,846,472			(1,846,472)				(1,512)
Issuance of Volvo Cars Preference Shares	(588,826)				(589)			(588,237)
Issuance to Convertible Note holders	0				(43)			43
Issuance of shares			$ (250,000)	$ (522,107)		$ (265)	$ (822)		$ (249,735)	$ (521,285)
Listing expense	(372,318)							(372,318)
Transaction costs	38,903							38,903
Earn-out rights	1,500,638											1,500,638
Equity-settled share-based payment	(9,909)				(9)			(9,900)
Ending balance at Dec. 31, 2022	(88,189)	[2]			(21,165)			(3,584,232)			15,773	3,677,813
Net loss	1,194,831											1,194,831
Other comprehensive loss - (Restated)	10,237										10,237
Comprehensive loss	1,205,068				0			0			10,237	1,194,831
Equity-settled share-based payment	(5,393)				(3)			(5,390)
Related party capital contribution	(25,565)							(25,565)
Ending balance at Dec. 31, 2023	$ (1,262,299)				$ (21,168)			$ (3,615,187)			$ 26,010	$ 4,872,644

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.